Digital assets, lending arrangements (Details)		12 Months Ended
		Dec. 31, 2021 CAD ($) Bitcoin	Dec. 31, 2020 CAD ($) Bitcoin
Lending arrangements [Abstract]
Number of bitcoin lended | Bitcoin	[1]	2,000	0
Fair value of digital assets loaned | $	[1]	$ 117,414,635	$ 0
Borrow fee income | $		2,762,590	0
Borrow fee receivable | $		$ 441,162	$ 0
Bottom of Range [Member]
Lending arrangements [Abstract]
Percentage of borrow fee		2.00%
Top of Range [Member]
Lending arrangements [Abstract]
Percentage of borrow fee		2.25%
Genesis Global Capital LLC [Member]
Lending arrangements [Abstract]
Number of bitcoin lended | Bitcoin		1,000	0
Galaxy Digital LLC [Member]
Lending arrangements [Abstract]
Number of bitcoin lended | Bitcoin		1,000	0

[1]	Bitcoin subject to lending arrangements.